Acquisitions and Disposals - Summary Of Fair Values Of The Identifiable Assets Acquired And The Liabilities Assumed (Detail) - At fair value [member] $ in Millions	Dec. 31, 2025 USD ($)
Refinor [member]
Disclosure of fair values of the identifiableassets acquired andtheliabilities assumed [Line Items]
Property, plant and equipment	$ 100
Inventories	8
Other receivables	1
Trade receivables	6
Provisions	(2)
Deferred income tax liabilities, net	(3)
Loans	(23)
Accounts payable	(37)
Identifiable assets acquired (liabilities assumed)	50
Mobil Argentina S.A. [Member]
Disclosure of fair values of the identifiableassets acquired andtheliabilities assumed [Line Items]
Intangible assets	117
Property, plant and equipment	161
Other receivables	7
Trade receivables	10
Cash and cash equivalents	60
Provisions	(6)
Deferred income tax liabilities, net	(15)
Accounts payable	(7)
Identifiable assets acquired (liabilities assumed)	327
OLCLP [Member]
Disclosure of fair values of the identifiableassets acquired andtheliabilities assumed [Line Items]
Property, plant and equipment	93
Trade receivables	4
Investments in financial assets	2
Cash and cash equivalents	14
Deferred income tax liabilities, net	(1)
Income tax liability	(2)
Accounts payable	(3)
Identifiable assets acquired (liabilities assumed)	107
VMI [Member]
Disclosure of fair values of the identifiableassets acquired andtheliabilities assumed [Line Items]
Intangible assets	463
Property, plant and equipment	81
Other receivables	23
Cash and cash equivalents	3
Provisions	(6)
Other liabilities	(24)
Accounts payable	(17)
Identifiable assets acquired (liabilities assumed)	$ 523